Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Advisor International Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class C
Trading Symbol	FIRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.93%
Net Assets	$ 294,652,432
Holdings Count | shares	66
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 36.7 Residential REITs 14.3 Specialized REITs 12.6 Industrial REITs 7.5 Health Care REITs 7.4 Household Durables 3.9 Health Care Providers & Services 3.8 Diversified REITs 3.1 Retail REITs 3.0 Others 4.8 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 21.6 Australia 14.0 United Kingdom 11.2 Singapore 9.2 Hong Kong 6.3 France 5.3 Sweden 5.1 Belgium 4.9 United States 4.8 Others 17.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 Australia - 14.0 United Kingdom - 11.2 Singapore - 9.2 Hong Kong - 6.3 France - 5.3 Sweden - 5.1 Belgium - 4.9 United States - 4.8 Others - 17.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 5.1 Ingenia Communities Group unit 3.8 Daiwa Securities Living Investment Corporation 3.6 Advance Residence Investment Corp 3.6 Health Care & Medical Investment Corp 3.4 Nomura Real Estate Holdings Inc 3.4 National Storage REIT unit 3.4 Arena REIT unit 3.1 Sienna Senior Living Inc 3.1 Big Yellow Group PLC (The) 3.0 35.5
Fidelity Advisor International Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class I
Trading Symbol	FIRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 294,652,432
Holdings Count | shares	66
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 36.7 Residential REITs 14.3 Specialized REITs 12.6 Industrial REITs 7.5 Health Care REITs 7.4 Household Durables 3.9 Health Care Providers & Services 3.8 Diversified REITs 3.1 Retail REITs 3.0 Others 4.8 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 21.6 Australia 14.0 United Kingdom 11.2 Singapore 9.2 Hong Kong 6.3 France 5.3 Sweden 5.1 Belgium 4.9 United States 4.8 Others 17.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 Australia - 14.0 United Kingdom - 11.2 Singapore - 9.2 Hong Kong - 6.3 France - 5.3 Sweden - 5.1 Belgium - 4.9 United States - 4.8 Others - 17.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 5.1 Ingenia Communities Group unit 3.8 Daiwa Securities Living Investment Corporation 3.6 Advance Residence Investment Corp 3.6 Health Care & Medical Investment Corp 3.4 Nomura Real Estate Holdings Inc 3.4 National Storage REIT unit 3.4 Arena REIT unit 3.1 Sienna Senior Living Inc 3.1 Big Yellow Group PLC (The) 3.0 35.5
Fidelity Advisor International Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class M
Trading Symbol	FIRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.43%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.43%
Net Assets	$ 294,652,432
Holdings Count | shares	66
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 36.7 Residential REITs 14.3 Specialized REITs 12.6 Industrial REITs 7.5 Health Care REITs 7.4 Household Durables 3.9 Health Care Providers & Services 3.8 Diversified REITs 3.1 Retail REITs 3.0 Others 4.8 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 21.6 Australia 14.0 United Kingdom 11.2 Singapore 9.2 Hong Kong 6.3 France 5.3 Sweden 5.1 Belgium 4.9 United States 4.8 Others 17.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 Australia - 14.0 United Kingdom - 11.2 Singapore - 9.2 Hong Kong - 6.3 France - 5.3 Sweden - 5.1 Belgium - 4.9 United States - 4.8 Others - 17.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 5.1 Ingenia Communities Group unit 3.8 Daiwa Securities Living Investment Corporation 3.6 Advance Residence Investment Corp 3.6 Health Care & Medical Investment Corp 3.4 Nomura Real Estate Holdings Inc 3.4 National Storage REIT unit 3.4 Arena REIT unit 3.1 Sienna Senior Living Inc 3.1 Big Yellow Group PLC (The) 3.0 35.5
Fidelity Advisor International Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class Z
Trading Symbol	FIKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.78%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
Net Assets	$ 294,652,432
Holdings Count | shares	66
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 36.7 Residential REITs 14.3 Specialized REITs 12.6 Industrial REITs 7.5 Health Care REITs 7.4 Household Durables 3.9 Health Care Providers & Services 3.8 Diversified REITs 3.1 Retail REITs 3.0 Others 4.8 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 21.6 Australia 14.0 United Kingdom 11.2 Singapore 9.2 Hong Kong 6.3 France 5.3 Sweden 5.1 Belgium 4.9 United States 4.8 Others 17.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 Australia - 14.0 United Kingdom - 11.2 Singapore - 9.2 Hong Kong - 6.3 France - 5.3 Sweden - 5.1 Belgium - 4.9 United States - 4.8 Others - 17.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 5.1 Ingenia Communities Group unit 3.8 Daiwa Securities Living Investment Corporation 3.6 Advance Residence Investment Corp 3.6 Health Care & Medical Investment Corp 3.4 Nomura Real Estate Holdings Inc 3.4 National Storage REIT unit 3.4 Arena REIT unit 3.1 Sienna Senior Living Inc 3.1 Big Yellow Group PLC (The) 3.0 35.5
Fidelity International Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity® International Real Estate Fund
Trading Symbol	FIREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Real Estate Fund	$ 43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 294,652,432
Holdings Count | shares	66
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 36.7 Residential REITs 14.3 Specialized REITs 12.6 Industrial REITs 7.5 Health Care REITs 7.4 Household Durables 3.9 Health Care Providers & Services 3.8 Diversified REITs 3.1 Retail REITs 3.0 Others 4.8 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 21.6 Australia 14.0 United Kingdom 11.2 Singapore 9.2 Hong Kong 6.3 France 5.3 Sweden 5.1 Belgium 4.9 United States 4.8 Others 17.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 Australia - 14.0 United Kingdom - 11.2 Singapore - 9.2 Hong Kong - 6.3 France - 5.3 Sweden - 5.1 Belgium - 4.9 United States - 4.8 Others - 17.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 5.1 Ingenia Communities Group unit 3.8 Daiwa Securities Living Investment Corporation 3.6 Advance Residence Investment Corp 3.6 Health Care & Medical Investment Corp 3.4 Nomura Real Estate Holdings Inc 3.4 National Storage REIT unit 3.4 Arena REIT unit 3.1 Sienna Senior Living Inc 3.1 Big Yellow Group PLC (The) 3.0 35.5
Fidelity Real Estate Investment Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity® Real Estate Investment Portfolio
Trading Symbol	FRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment Portfolio	$ 33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 3,063,850,003
Holdings Count | shares	44
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,063,850,003
Number of Holdings	44
Portfolio Turnover	44%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 31.0 Residential REITs 17.3 Industrial REITs 16.3 Retail REITs 15.4 Health Care REITs 10.6 Real Estate Management & Development 8.0 Hotel & Resort REITs 0.5 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 10.9 American Tower Corp 9.3 Equinix Inc 8.2 Welltower Inc 6.1 CBRE Group Inc Class A 4.8 Kimco Realty Corp 4.6 Ventas Inc 4.5 UDR Inc 4.0 Public Storage Operating Co 3.9 NNN REIT Inc 3.7 60.0
Fidelity Advisor International Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class A
Trading Symbol	FIRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.18%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%
Net Assets	$ 294,652,432
Holdings Count | shares	66
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$294,652,432
Number of Holdings	66
Portfolio Turnover	68%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 36.7 Residential REITs 14.3 Specialized REITs 12.6 Industrial REITs 7.5 Health Care REITs 7.4 Household Durables 3.9 Health Care Providers & Services 3.8 Diversified REITs 3.1 Retail REITs 3.0 Others 4.8 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 Japan 21.6 Australia 14.0 United Kingdom 11.2 Singapore 9.2 Hong Kong 6.3 France 5.3 Sweden 5.1 Belgium 4.9 United States 4.8 Others 17.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 Australia - 14.0 United Kingdom - 11.2 Singapore - 9.2 Hong Kong - 6.3 France - 5.3 Sweden - 5.1 Belgium - 4.9 United States - 4.8 Others - 17.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 5.1 Ingenia Communities Group unit 3.8 Daiwa Securities Living Investment Corporation 3.6 Advance Residence Investment Corp 3.6 Health Care & Medical Investment Corp 3.4 Nomura Real Estate Holdings Inc 3.4 National Storage REIT unit 3.4 Arena REIT unit 3.1 Sienna Senior Living Inc 3.1 Big Yellow Group PLC (The) 3.0 35.5